FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2021
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

NOTE 17 — FINANCIAL INSTRUMENTS

a) General considerations - Gerdau S.A. and its subsidiaries maintain transactions with financial instruments whose risks are managed by means of strategies and exposure limit controls. All financial instruments are recorded in the accounting books and presented as short-term investments, loans and financing, debentures, related-party transactions, fair value of derivatives, obligations with FIDC, other current assets, other non-current assets, other current liabilities and other non-current liabilities.

The Company uses derivative and non-derivative instruments as hedges for certain transactions and applies the hedge accounting methodology for some of these transactions. These operations are intended to protect the Company against changes in the exchange rates of loans denominated in foreign currency and fluctuations in interest rates. These transactions are carried out considering direct active or passive exposures, without leverage.

b) Fair Value  — the Fair Value of the financial instruments is as follows:

	2021		2020
	Book	Fair	Book	Fair
	value	value	value	value
Assets
Short-term investments	2,626,212	2,626,212	3,041,143	3,041,143
Related parties	2,678	2,678	134,354	134,354
Fair value of derivatives	3,246	3,246	—	—
Other current assets	679,193	679,193	591,523	591,523
Other non-current assets	571,637	571,637	590,864	590,864
Liabilities
Loans and Financing	11,109,786	12,630,940	14,612,934	17,014,948
Debentures	2,929,907	2,911,424	2,902,417	2,775,619
Related parties	24,648	24,648	22,855	22,855
Fair value of derivatives	—	—	971	971
Obligations with FIDC (current liabilities)	45,497	45,497	944,513	944,513
Other current liabilities	1,090,396	1,090,396	797,082	797,082
Obligations with FIDC (non-current liabilities)	—	—	42,893	42,893
Other non-current liabilities	421,873	421,873	514,886	514,886

The fair values of Loans and Financing and Debentures are based on market premises, which may take into consideration discounted cash flows using equivalent market rates and credit rating. All other financial instruments, which are recognized in the Consolidated Financial Statements at their carrying amount, are substantially like those that would be obtained if they were traded in the market. However, because there is no active market for these instruments, differences could exist if they were settled in advance. The fair value hierarchy of the financial instruments above are presented in Note 17.g.

c) Risk factors that could affect the Company’s and its subsidiaries’ businesses:

Price risk of commodities: this risk is related to the possibility of changes in prices of the products sold by the Company or in prices of raw materials and other inputs used in the productive process. Since the Company operates in a commodity market, net sales and cost of sales may be affected by changes in the international prices of their products or materials. In order to minimize this risk, the Company constantly monitors the price variations in the domestic and international markets and may contract financial derivatives for proper protection.

Interest rate risk: this risk arises from the possibility of losses (or gains) due to fluctuations in interest rates applied to the Company’s financial liabilities or assets and future cash flows and income. The Company evaluates its exposure to these risks: (i) comparing financial assets and liabilities denominated at fixed and floating interest rates and (ii) monitoring the variations of interest rates like SOFR and CDI. Accordingly, the Company may contract interest rate swaps in order to reduce this risk.

Exchange rate risk: this risk is related to the possibility of fluctuations in exchange rates affecting the amounts of financial assets or liabilities or of future cash flows and income. The Company assesses its exposure to the exchange rate by measuring the difference between the amount of its assets and liabilities in foreign currency. The Company understands that the accounts receivables originated from exports, its cash and cash equivalents denominated in foreign currencies and its investments abroad are more than equivalent to its liabilities denominated in foreign currency. Since the management of these exposures occurs at each operation level, if there is a mismatch between assets and liabilities denominated in foreign currency, the Company may employ derivative financial instruments in order to mitigate the effect of exchange rate fluctuations.

Credit risk: this risk arises from the possibility of the company not receiving amounts arising from sales to customers or investments made with financial institutions. In order to minimize this risk, the company adopt the procedure of analyzing in details of the financial position of their customers, establishing a credit limit and constantly monitoring their balances. Regarding short-term investments, the Company invests solely in financial institutions with low credit risk, as assessed by rating agencies. In addition, each financial institution has a maximum limit for investment, determined by the Company’s Credit Committee.

Capital management risk: this risk comes from the Company’s choice in adopting a financing structure for its operations. The Company manages its capital structure, which consists of a ratio between the financial debts and its own capital (Equity) based on internal policies and benchmarks. The Key Performance Indicators (KPI) related to the “Capital Structure Management” objective are: WACC (Weighted Average Cost of Capital), Net Debt/EBITDA (Earnings before interest, income tax, depreciation and amortization), Coverage Ratio of Net Financial Expenses (EBITDA/Net Financial Expenses) and Debt/Total Capitalization Ratio. Net Debt is formed by the principal of the debt reduced by cash, cash equivalents and short-term investments (Notes 4, 15 and 16). Total Capitalization is formed by the Total Debt (composed of the principal of the debt) and the Equity (Note 24). The Company may change its capital structure, according to economic and financial conditions, in order to optimize its financial leverage and debt management. At the same time, the Company seeks to improve its ROCE (Return on Capital Employed) through the implementation of working capital management and an efficient program of investments in property, plant and equipment. In the long-term, the Company seeks to remain within the parameters below, admitting occasional variations in the short-term:

Net debt/EBITDA	From 1.0 to 1.5 times
Gross debt limit	R$ 12 billion
Average maturity	more than 6 years

These key indicators are used to monitor objectives described above and may not necessarily be used as indicators for other purposes, such as impairment tests.

Liquidity risk: The Company’s management policy of indebtedness and cash on hand is based on using the committed lines and the currently available credit lines with or without a guarantee in export receivables for maintaining adequate levels of short, medium, and long-term liquidity. The maturity of long-term loans and financing, and debentures are presented in Notes 15 and 16, respectively.

	2021
Contractual obligations	Total	Less than 1 year	1-3 years	4-5 years	More than 5 years
Trade accounts payable	8,017,140	8,017,140	—	—	—
Loans and financing	17,885,671	851,225	2,227,608	2,308,361	12,498,477
Debentures	3,492,689	1,802,373	780,537	111,218	798,561
Related parties	24,648	—	—	—	24,648
Obligations with FIDC	45,497	45,497	—	—	—
Other current liabilities	1,090,396	1,090,396	—	—	—
Other non-current liabilities	421,873	—	35,406	—	386,467
	30,977,914	11,806,631	3,043,551	2,419,579	13,708,153

	2020
Contractual obligations	Total	Less than 1 year	1-3 years	4-5 years	More than 5 years
Trade accounts payable	5,437,953	5,437,953	—	—	—
Loans and financing	21,962,204	2,131,402	3,465,577	3,531,312	12,833,913
Debentures	3,077,960	66,145	2,174,184	32,604	805,027
Related parties	22,855	—	—	—	22,855
Obligations with FIDC	987,406	944,513	42,893	—	—
Other current liabilities	797,082	797,082	—	—	—
Other non-current liabilities	514,886	—	41,805	—	473,081
	32,800,346	9,377,095	5,724,459	3,563,916	14,134,876

Sensitivity analysis:

The Company performed a sensitivity analysis, which can be summarized as follows:

Impacts on Statements of Income

Assumptions	Percentage of change	2021	2020
Foreign currency sensitivity analysis	5%	19,036	15,057
Interest rate sensitivity analysis	10 bps	55,964	85,147
Sensitivity analysis of changes in prices of products sold	1%	783,451	438,147
Sensitivity analysis of changes in raw material and commodity prices	1%	437,210	269,454
Currency forward contracts	5%	—	3,703
Commodity contracts	5%	4,892	—

Foreign currency sensitivity analysis: As of December 31, 2021, the Company is mainly exposed to variations between the Real and the Dollar. The sensitivity analysis carried out by the Company considers the effects of a 5% increase or reduction between the Real and the Dollar in its non-hedged debt. In this analysis, if the Real appreciates against the Dollar, this would represent a gain of R$ 19,036 after the effects arising from the changes in the net investment hedge described in Note 17.f - (R$ 15,047 as of December 31, 2020, respectively). If the Real depreciates against the Dollar this would represent an expense of the same value. Due to the net investment hedge, the variations are minimized when the exchange variation account and income tax are analyzed.

The net amounts of trade accounts receivable and trade accounts payable denominated in foreign currency do not represent any significant risk in the case of any fluctuation of exchange rates.

Interest rate sensitivity analysis: The interest rate sensitivity analysis made by the Company considers the effects of an increase or reduction of 10 basis point (bps) on the average interest rate applicable to the floating part of its debt. The calculated impact, considering this variation in the interest rate totals R$ 55,964 as of December 31, 2021 (R$ 85,147 as of December 31, 2020) and would impact the Financial expenses account in the Consolidated Statements of Income. The specific interest rates to which the Company is exposed are related to the loans, financing, and debentures presented in Notes 15 and 16, and are mainly comprised by Libor and CDI — Interbank Deposit Certificate.

Sensitivity analysis of changes in sales price of products and price of raw materials and other inputs used in production: The Company is exposed to changes in the price of its products. This exposure is associated with the fluctuation of the sale price of the Company’s products and the price of raw materials and other inputs used in the production process, mainly for operating in a commodity market. The sensitivity analysis made by the Company considers the effects of an increase or of a reduction of 1% on both prices. The impact measured considering this variation in the price of products sold, considering the revenues and costs of the year ended on December 31, 2021, totals R$ 783,451 (R$ 438,147 as of December 31, 2020) and the variation in the price of raw materials and other inputs totals R$ 437,210 as of December 31, 2021 (R$ 269,454 as of December 31, 2020). The impact in the price of products sold and raw materials would be recorded in the accounts Net Sales and Cost of Sales, respectively, in the Consolidated Statements of Income. The Company does not expect to be more vulnerable to a change in one or more specific product or raw material.

Sensitivity analysis of currency forward contracts: the Company has exposure to dollar forward contracts for some of its assets and liabilities. The sensitivity analysis carried out by the Company considers the effects of a 5% increase or decrease in the Dollar against the Brazilian Real (Real), and its effects on the mark to market of these derivatives. A 5% increase in the Dollar against the Real represents an income of R$ 0 (R$3,703 as of December 31, 2020) and a 5% decrease in the Dollar against the Real represents an expense of the same amount. Forward contracts in Dollar/Real were intended to cover asset and liability positions in Dollars and the effects of the mark to market of these contracts were recorded in the Consolidated Statement of Income. Dollar forward contracts to which the Company is exposed are presented in Note 17.e.

Sensitivity analysis of commodity contracts: the Company has exposure to Commodity forward contracts (coal) for some of its liabilities. The sensitivity analysis carried out by the Company considers the effects of a 5% increase or decrease in the price of the commodity, and its effects on the mark to market of these derivatives. A 5% increase in the price of the commodity represents an income of R$ 4,892 (R$ 0 as of December 31, 2020), and a 5% decrease in the price of the commodity represents an expense of the same amount. Coal forward contracts were intended to cover liability positions and the mark to market effects of these contracts were recorded in the Consolidated Statement of Income. The commodity forward contracts to which the Company is exposed are presented in Note 17.e.

d) Financial Instruments per Category

Summary of the financial instruments per category:

		Financial asset at fair
2021	Financial asset at	value through proft or
Assets	amortized cost	loss	Total
Short-term investments	—	2,626,212	2,626,212
Fair value of derivatives	3,246	—	3,246
Related parties	2,678	—	2,678
Other current assets	679,193	—	679,193
Other non-current assets	479,971	91,666	571,637
Total	1,165,088	2,717,878	3,882,966
Financial income (expenses)	1,226,743	210,988	1,437,731

	Financial liability at fair
	value through profit or	Financial liability at
Liabilities	loss	amortized cost	Total
Loans and financing	—	11,109,786	11,109,786
Debentures	—	2,929,907	2,929,907
Related parties	—	24,648	24,648
Obligations with FIDC (current liabilities)	—	45,497	45,497
Other current liabilities	—	1,090,396	1,090,396
Other non-current liabilities	—	421,873	421,873
Total	—	15,622,107	15,622,107
Financial income (expenses)	(10,421)	(2,177,764)	(2,188,185)

		Financial asset at fair
2020	Financial asset at	value through proft or
Assets	amortized cost	loss	Total
Short-term investments	—	3,041,143	3,041,143
Related parties	134,354	—	134,354
Other current assets	591,523	—	591,523
Other non-current assets	530,864	60,000	590,864
Total	1,256,741	3,101,143	4,357,884
Financial income (expenses)	487,631	109,396	597,027

	Financial liability at fair
	value through profit or	Financial liability at
Liabilities	loss	amortized cost	Total
Loans and financing	—	14,612,934	14,612,934
Debentures	—	2,902,417	2,902,417
Related parties	—	22,855	22,855
Obligations with FIDC (current liabilities)	—	944,513	944,513
Other current liabilities	—	797,082	797,082
Obligations with FIDC (non-current liabilities)	—	42,893	42,893
Other non-current liabilities	—	514,886	514,886
Fair value of derivatives	971	—	971
Total	971	19,837,580	19,838,551
Financial income (expenses)	(1,632)	(2,294,102)	(2,295,734)

e) Operations with derivative financial instruments

Risk management objectives and strategies: In order to execute its strategy of sustainable growth, the Company implements risk management strategies in order to mitigate market risks.

The objective of derivative transactions is related to mitigating market risks as stated in our policies and guidelines. The monitoring of the effects of these transactions is performed monthly by the Financial Risk Management Committee, which validates the mark to market of these transactions. All derivative financial instruments are recognized at fair value in the Consolidated Financial Statements of the Company.

Policy for use of derivatives: The Company is exposed to various market risks, including changes in exchange rates, interest rates and commodities prices. The Company uses derivatives and other financial instruments to reduce the impact of such risks on the fair value of its assets and liabilities or in future cash flows and income. The Company has established policies to evaluate the market risks and to approve the use of derivative transactions related to these risks. The Company contracts derivative financial instruments solely to manage the market risks mentioned above and never for speculative purposes. Derivative financial instruments are used only when they have a related position (asset or liability exposure) resulting from business operations, investments and financing.

Policy for determining fair value: the fair value of derivative financial instruments is determined using models and other valuation techniques, including future prices and market curves.

Derivative transactions may include: interest rate and/or currency swaps, currency futures contracts and currency options contracts.

Swap Contracts: The Company has contracted Pre x DI swap operation, through which it receives a fixed interest rate and pays a floating interest rate, both in local currency. The counterparties to these operations are always highly rated financial institutions with low credit risk.

Currency forward contracts: The Company contracted forward contract operations, through which it receives a fixed dollar amount and pays a fixed Argentine peso amount, both in local currency. Counterparties are always top-tier financial institutions with low credit risk.

The derivatives instruments can be summarized and categorized as follows:

		Notional value		Amount receivable		Amount payable
Contracts	Position	2021	2020	2021	2020	2021	2020
Swap of interest rate

Maturity in 2022	buyed in US$	US$ 5.3 milion	US$ 9.9 milion	3,246	—	—	(971)

Total fair value of financial instruments				3,246	—	—	(971)

Fair value of derivatives	2021	2020
Current assets	3,246	—
	3,246	—
Fair value of derivatives
Current liabilities	—	971
	—	971

	2021	2020
Net Income
Gains on financial instruments	28,349	858
Losses on financial instruments	(10,421)	(1,632)
	17,928	(774)
Other comprehensive income
Gains (Losses) on financial instruments	1,907	(1,972)
	1,907	(1,972)

f) Net investment hedge

The Company designated as hedge of part of its net investments in subsidiaries abroad the operations of Ten/Thirty Years Bonds. As a consequence, the effect of exchange rate changes on debts in the amount of US$ 1.4 billion (designated as hedges) is recognized in the Statement of Comprehensive Income.

The Company demonstrated effectiveness of the hedge as of its designation dates and demonstrated the high effectiveness of the hedge from the contracting of each debt for the acquisition of these companies abroad, whose effects were measured and recognized directly in the Statement of Comprehensive Income as an unrealized loss, net of taxes, in the amount R$ 695,102 and R$2,504,914 as of December 31, 2021 and December 31,2020, respectively.

The objective of the hedge is to protect, during the existence of the debt, the amount of part of the Company’s investment in the subsidiaries abroad mentioned above against positive and negative changes in the exchange rate. This objective is consistent with the Company’s risk management strategy. Prospective and retrospective tests demonstrated the effectiveness of these instruments.

g) Measurement of fair value:

IFRS defines fair value as the amount for which an asset could be exchanged, or a liability settled, between knowledgeable, willing parties in an arm’s length transaction. The standard also establishes a three-level hierarchy for the fair value, which prioritizes information when measuring the fair value by the company, to maximize the use of observable information and minimize the use of non-observable information. This IFRS describes the three levels of information to be used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical assets and liabilities.

Level 2 - Inputs other than quoted prices included in Level 1 available, where (unadjusted) quoted prices are for similar assets and liabilities in non-active markets, or other data that is available or may be corroborated by market data for substantially the full term of the asset or liability.

Level 3 - Inputs for the asset or liability that are not based on observable market data, because market activity is insignificant or does not exist.

As of December 31, 2021, the Company had some assets which the fair value measurement is required on a recurring basis. These assets include investments in private securities and derivative instruments.

Financial assets and liabilities of the Company, measured at fair value on a recurring basis and subject to disclosure requirements of IFRS 7 as of December 31, 2021 and December 31, 2020, are as follows:

	Fair Value Measurements at Reporting Date Using
			Quoted Prices in Non-Active
			Markets for Similar Assets
	Balance per financial statements		(Level 2)
	2021	2020	2021	2020

Current assets
Short-term investments	2,626,212	3,041,143	2,626,212	3,041,143
Fair value of derivatives	3,246	—	3,246	—
Other current assets	679,193	591,523	679,193	591,523

Non-current assets
Related parties	2,678	134,354	2,678	134,354
Other non-current assets	571,637	590,864	571,637	590,864
	3,882,966	4,357,884	3,882,966	4,357,884

Current liabilities
Short-term debt	234,537	1,424,043	234,537	1,424,043
Debentures	1,531,956	7,463	1,531,956	7,463
Fair value of derivatives	—	971	—	971
Obligations with FIDC	45,497	944,513	45,497	944,513
Other current liabilities	1,090,396	797,082	1,090,396	797,082

Non-current liabilities
Long-term debt	10,875,249	13,188,891	10,875,249	13,188,891
Debentures	1,397,951	2,894,954	1,397,951	2,894,954
Related parties	24,648	22,855	24,648	22,855
Obligations with FIDC	—	42,893	—	42,893
Other non-current liabilities	421,873	514,886	421,873	514,886
	15,622,107	19,838,551	15,622,107	19,838,551

h) Changes in liabilities from Cash flow from financing activities:

The Company has summarized below the changes in the liabilities of cash flow from financing activities, from its Statement of Cash Flows:

		Cash transactions		Non cash transactions
				Interest expense on
				loans and Interest on
	Balances as of	Proceeds/(Repayment)	Interest paid on	loans with related	Exchange variation	Balances as of
	January 01, 2019	from financing activities	loans and financing	parties	and others	December 31, 2019
Related parties, net	(26,589)	(64,089)	—	(4,767)	—	(95,445)
Leasing payable	836,368	(161,824)	(83,620)	83,620	129,725	804,269
Debt, Debentures and Losses/Gains on financial instruments, net - Derivative instruments	14,878,542	700,490	(945,027)	938,120	474,896	16,047,021

		Cash transactions		Non cash transactions
				Interest expense on
				loans and Interest on
	Balances as of	Proceeds/(Repayment)	Interest paid on	loans with related	Exchange variation	Balances as of
	December 31, 2019	from financing activities	loans and financing	parties	and others	December 31, 2020
Related parties, net	(95,445)	(7,777)	—	(8,277)	—	(111,499)
Leasing payable	804,269	(247,914)	(61,727)	61,727	300,119	856,474
Debt, Debentures and Losses/Gains on financial instruments, net - Derivative instruments	16,047,021	(1,963,283)	(1,079,981)	1,022,460	3,490,105	17,516,322

		Cash transactions		Non cash transactions
				Interest expense on
				loans and Interest on
	Balances as of	Proceeds/(Repayment)	Interest paid on	loans with related	Exchange variation	Balances as of
	December 31, 2020	from financing activities	loans and financing	parties	and others	December 31, 2021
Related parties, net	(111,499)	139,556	—	(6,089)	2	21,970
Leasing payable	856,474	(275,944)	(68,699)	68,699	337,835	918,365
Debt, Debentures and Losses/Gains on financial instruments, net - Derivative instruments	17,516,322	(4,506,918)	(1,100,826)	1,059,841	1,068,028	14,036,447